Risk management (Tables)	9 Months Ended
Sep. 30, 2020
Statement [LineItems]
Summary of Reconcilation of Change in Fair Value of Financial Instruments Outstanding
The following table reconciles the changes in the fair value of financial instruments outstanding:

Risk management asset (liability)	Nine months ended September 30, 2020	Year ended December 31, 2019
Balance, beginning of period	$—	$9
Unrealized gain (loss) on financial instruments:
Commodity collars and swaps	—	(9)

Total fair value, end of period	$—	$—

Schedule of Financial Instruments Outstanding	Obsidian Energy had the following financial instruments outstanding as at September 30, 2020. Fair values are determined using external counterparty information, which is compared to observable market data. The Company limits our credit risk by executing counterparty risk procedures which include transacting only with institutions

	Notional volume	Remaining term	Pricing	Fair value (millions)
Financial AECO Swaps
AECO Swaps	23,700 mcf/d	Nov 2020 - Mar 2021	$2.94/mcf	$—

Total				$—

Disclosure Details Of Financial Contracts One
Additionally, the Company had the following physical contract outstanding at September 30, 2020.

	Notional volume	Remaining term	Pricing
Physical Crude Oil Contracts
WTI	530 bbl/d	Oct - Dec 2020	$56.64/bbl

Components of Risk Management on Consolidated Statements of Income (Loss)
The components of risk management on the Consolidated Statements of Income (Loss) are as follows:

	Three months ended September 30		Nine months ended September 30
	2020	2019	2020	2019
Realized
Settlement of commodity contracts	$—	$1	$22	$(8)

Total realized gain (loss)	$—	$1	$22	$(8)
Unrealized
Commodity contracts	$—	$3	$—	$(5)

Total unrealized gain (loss)	—	3	—	(5)

Risk management gain (loss)	$—	$4	$22	$(13)